--------------------------------------------------------------------------------

                       Dimensional Investment Group Inc.
                           RWB/DFA Two-Year Corporate
                             Fixed Income Portfolio

                                 Annual Report

                          Year Ended November 30, 1997

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO
                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                                           PAGE
                                                                          ------
DIMENSIONAL INVESTMENT GROUP INC.
    Performance Chart...................................................       1
    Statement of Net Assets.............................................     2-3
    Statement of Operations.............................................       4
    Statements of Changes in Net Assets.................................       5
    Financial Highlights................................................       6
    Notes to Financial Statements.......................................     7-8
    Report of Independent Accountants...................................       9

THE DFA INVESTMENT TRUST COMPANY -- THE DFA TWO-YEAR CORPORATE FIXED
 INCOME SERIES
    Performance Chart...................................................      10
    Statement of Operations.............................................      11
    Statements of Changes in Net Assets.................................      12
    Financial Highlights................................................      13
    Notes to Financial Statements.......................................      14
    Report of Independent Accountants...................................      15

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO VS.
                MERRILL LYNCH GOVERNMENTS, U.S. TREASURY,
                        SHORT TERM (1-2.99 YEARS)
                         JULY 1996-NOVEMBER 1997
                            GROWTH OF $10,000
                                                                             RWB/DFA TWO-YEAR     MERRILL LYNCH GOVERNMENTS,
                                                                             CORPORATE FIXED      U.S. TREASURY, SHORT TERM
                                                                             INCOME PORTFOLIO           (1-2.99 YEARS)

                                                                                        $10,000                       $10,000
Jul-96                                                                                  $10,040                       $10,039
                                                                                        $10,090                       $10,073
                                                                                        $10,157                       $10,165
                                                                                        $10,257                       $10,280
                                                                                        $10,318                       $10,359
                                                                                        $10,342                       $10,359
Jan-97                                                                                  $10,393                       $10,408
                                                                                        $10,424                       $10,431
                                                                                        $10,428                       $10,427
                                                                                        $10,501                       $10,513
                                                                                        $10,573                       $10,584
                                                                                        $10,640                       $10,657
Jul-97                                                                                  $10,713                       $10,775
                                                                                        $10,744                       $10,784
                                                                                        $10,808                       $10,866
                                                                                        $10,871                       $10,947
Nov-97                                                                                  $10,903                       $10,973
Annualized Total Return (%)                                                            One Year                From July 1996
                                                                                           5.67                          6.29
The portfolio seeks to maximize expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies
and identifies the optimal maturity range for the highest expected returns.
Maturities are shifted if sufficient premiums can be documented.
Investments are made in U.S. government and high-quality corporate securities with a maximum maturity of two years.
The portfolio's returns in fiscal 1997 reflected the
performance of its strategy.
Past performance is not predictive of future performance.
Merrill Lynch Governments, U.S. Treasury, Short-Term
(1-2.99 Years) courtesy of Merrill Lynch.

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                            STATEMENT OF NET ASSETS

                               NOVEMBER 30, 1997

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
BONDS -- (54.3%)
Anheuser-Busch Companies, Inc. Medium Term Notes
    7.600%, 03/01/99...................................  $     3,500   $  3,561,250
Associates Corp. of North America Corporate Bonds
    6.250%, 03/15/99...................................          400        401,000
    6.680%, 09/17/99...................................        3,000      3,026,250
Bayerische Landesbank U.S. Finance, Inc. Medium Term
  Notes
    6.400%, 05/05/99...................................        3,700      3,718,500
Canada (Government of) Bonds
    6.400%, 09/10/98...................................        3,300      3,312,375
Chase Manhattan Bank USA Medium Term Notes
    5.875%, 08/04/99...................................        4,000      3,985,000
Coca-Cola Co., Inc. Corporate Bonds
    7.875%, 09/15/98...................................        2,625      2,660,332
FCC National Bank Medium Term Notes
    6.144%, 10/30/98...................................        3,000      3,003,270
First USA Bank Medium Term Notes
    5.750%, 01/15/99...................................        4,000      3,985,000
Ford Motor Credit Co. Corporate Bonds
    9.250%, 06/15/98...................................        3,000      3,054,570
GTE North, Inc. Corporate Bond Series B
    5.500%, 02/15/99...................................        4,000      3,965,000
IBM Credit Corp. Medium Term Notes
    6.570%, 04/07/99...................................        3,700      3,727,750
Illinois Tool Works, Inc. Corporate Bonds
    7.500%, 12/01/98...................................        3,700      3,748,506
Manitoba (Province of)
    9.500%, 09/15/98...................................        3,400      3,489,250
Michigan Bell Telephone Medium Term Notes
    9.250%, 11/15/98...................................        1,760      1,815,000
Morgan (J.P.) & Co., Inc. Corporate Bonds
    6.362%, 08/05/98...................................        3,000      3,008,490
National Elf Aquitaine, Inc. Corporate Bonds
    7.750%, 05/01/99...................................        3,000      3,063,750
National Rural Utilities Cooperative Finance Corp
  Medium Term Note
    6.875%, 06/15/98...................................        3,000      3,014,478
NationsBank N.C. Medium Term Notes
    6.100%, 01/19/99...................................        3,750      3,750,000
Norwest Corp. Corporate Bonds
    6.250%, 04/15/99...................................        3,000      3,007,500
Paccar Financial Corp. Medium Term Notes
    7.320%, 07/15/98...................................        3,000      3,025,500

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)

Pepsico, Inc. Corporate Bonds
    7.625%, 11/01/98...................................  $     2,000   $  2,024,700
Pitney Bowes Credit Corp. Medium Term Notes
    6.305%, 09/23/98...................................        3,000      3,013,290
Sara Lee Corp. Medium Term Notes
    5.500%, 12/01/98...................................        3,500      3,478,020
Shell Canada, Ltd. Corporate Bonds
    7.375%, 06/01/99...................................          550        559,625
St. Paul Companies, Inc. Medium Term Notes
    8.350%, 08/27/98...................................        1,500      1,527,390
UBS Finance, Inc. Medium Term Notes
    6.200%, 10/01/98...................................        2,500      2,506,250
Wachovia Bank N.A. Medium Term Notes
    6.000%, 03/15/99...................................        4,000      3,995,000
                                                                       ------------
TOTAL BONDS
  (Cost $83,315,162)...................................                  83,427,046
                                                                       ------------
COMMERCIAL PAPER -- (19.5%)
Barton Capital Corp. C.P.
    5.730%, 01/08/98...................................        4,000      3,975,933
CC USA, Inc. C.P.
    5.730%, 01/09/98...................................        4,000      3,974,736
Caisse Centrale des Jardins C.P.
    5.730%, 01/26/98...................................        4,000      3,964,720
Ciesco L.P. C.P.
    5.700%, 01/06/98...................................        2,000      1,988,600
Delaware Funding Corp. C.P.
    5.720%, 01/27/98...................................        4,171      4,133,555
Enterprise Funding Corp. C.P.
    5.730%, 01/20/98...................................        4,000      3,968,278
Sheffield Receivables Corp. C.P.
    5.750%, 01/12/98...................................        4,000      3,973,400
Sigma Finance Corp. C.P.
    5.730%, 01/12/98...................................        4,000      3,973,400
                                                                       ------------
TOTAL COMMERCIAL PAPER
  (Cost $29,951,741)...................................                  29,952,622
                                                                       ------------
CERTIFICATES OF DEPOSIT -- (17.5%)
ABN-AMRO North American Certificate of Deposit
    5.710%, 10/09/98...................................        2,500      2,497,500
Bank of Nova Scotia Certificate of Deposit
    5.830%, 10/01/98...................................        4,000      4,000,800
Canadian Bank Certificate of Deposit
    5.795%, 10/06/98...................................        3,000      2,999,700
Deutsche Bank AG Certificate of Deposit
    5.880%, 10/19/98...................................        4,400      4,402,640
Dresdner Bank AG Certificate of Deposit
    5.950%, 10/20/98...................................        4,000      4,000,800

RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

CONTINUED

                                                             FACE
                                                            AMOUNT           VALUE+
                                                         ------------  ------------
                                                            (000)
National Australia Bank Certificate of Deposit
    5.850%, 10/05/98...................................  $     3,000   $  3,000,900
Societe Generale Certificate of Deposit
    5.960%, 09/15/98...................................        3,000      3,000,000
Swiss Bank Certificate of Deposit
    5.805%, 10/01/98...................................        3,000      3,000,000
                                                                       ------------
TOTAL CERTIFICATES OF DEPOSIT
  (Cost $26,892,627)...................................                  26,902,340
                                                                       ------------
AGENCY OBLIGATIONS -- (5.0%)
Federal Farm Credit Bank
    5.450%, 12/14/98...................................        2,750      2,734,132
Student Loan Marketing Association
    6.250%, 06/30/98...................................        5,000      5,015,449
                                                                       ------------
TOTAL AGENCY OBLIGATIONS
  (Cost $7,723,194)....................................                   7,749,581
                                                                       ------------
SUPRANATIONAL OBLIGATIONS -- (2.0%)
Inter-American Development Bank
    9.450%, 09/15/98 (Cost $3,077,571).................        3,000      3,082,500
                                                                       ------------
TEMPORARY CASH INVESTMENTS -- (0.5%)
 Repurchase Agreement, PNC Capital Markets Inc. 5.45%,
   12/01/97 (Collateralized by U.S. Treasury Notes
   8.50%, 11/15/00, valued at $751,625) to be
   repurchased at $732,332 (Cost $732,000).............          732        732,000
                                                                       ------------
TOTAL INVESTMENTS -- (98.8%)
  (Cost $151,692,295)++................................                 151,846,089
                                                                       ------------
OTHER ASSETS AND LIABILITIES -- (1.2%)
 Other Assets..........................................                   2,087,696
 Payable for Investment Securities Purchased...........                     (89,153)
 Payable for Fund Shares Redeemed......................                     (56,161)
 Other Liabilities.....................................                     (16,450)
                                                                       ------------
                                                                          1,925,932
                                                                       ------------
NET ASSETS -- (100.0%) Applicable to 15,030,795
  Outstanding $.01 Par Value Shares (100,000,000 Shares
  Authorized)..........................................                $153,772,021
                                                                       ------------
                                                                       ------------
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER
  SHARE................................................                $      10.23
                                                                       ------------
                                                                       ------------
--------------------
+ See Note B to Financial Statements.
++Approximates cost for federal income tax purposes.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received........................................................  $   8,338
                                                                                           ---------

EXPENSES
    Administrative Services..............................................................         14
    Accounting & Transfer Agent Fees.....................................................         19
    Shareholder Services.................................................................         42
    Legal Fees...........................................................................         10
    Audit Fees...........................................................................          1
    Filing Fees..........................................................................         66
    Shareholders' Reports................................................................          9
    Directors' Fees and Expenses.........................................................          2
    Organizational Costs.................................................................          6
    Other................................................................................          1
                                                                                           ---------
        Total Expenses...................................................................        170

    Less: Fees Waived and Expenses Reimbursed............................................         (3)
                                                                                           ---------
    Net Expenses.........................................................................        167
                                                                                           ---------

    NET INVESTMENT INCOME................................................................      8,171
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Capital Gain Distributions Received......................................................        651

Net Realized Loss on Investment Securities...............................................        (57)

Change in Unrealized Appreciation (Depreciation) of Investment Securities................       (945)
                                                                                           ---------

    NET LOSS ON INVESTMENT SECURITIES....................................................       (351)
                                                                                           ---------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   7,820
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                                                             JUNE 7
                                                                                              YEAR ENDED       TO
                                                                                               NOV. 30,     NOV. 30,
                                                                                                 1997         1996
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................................  $     8,171  $     3,013
    Capital Gain Distributions Received.....................................................          651           --
    Net Realized Gain (Loss) on Investment Securities.......................................          (57)           2
    Change in Unrealized Appreciation (Depreciation) of Investment Securities...............         (945)       1,154
                                                                                              -----------  -----------
        Net Increase in Net Assets Resulting from Operations................................        7,820        4,169
                                                                                              -----------  -----------

Distributions From:
    Net Investment Income...................................................................       (7,543)      (1,436)
    Net Realized Gains......................................................................         (164)          --
                                                                                              -----------  -----------
        Total Distributions.................................................................       (7,707)      (1,436)
                                                                                              -----------  -----------
Capital Share Transactions (1):
    Shares Issued...........................................................................       59,648      131,129
    Shares Issued in Lieu of Cash Distributions.............................................          312           25
    Shares Redeemed.........................................................................      (29,108)     (11,080)
                                                                                              -----------  -----------
        Net Increase From Capital Share Transactions........................................       30,852      120,074
                                                                                              -----------  -----------
        Total Increase......................................................................       30,965      122,807
NET ASSETS
    Beginning of Period.....................................................................      122,807           --
                                                                                              -----------  -----------
    End of Period...........................................................................  $   153,772  $   122,807
                                                                                              -----------  -----------
                                                                                              -----------  -----------

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................................................        5,875       13,082
    Shares Issued in Lieu of Cash Distributions.............................................           31            2
    Shares Redeemed.........................................................................       (2,866)      (1,093)
                                                                                              -----------  -----------
                                                                                                    3,040       11,991
                                                                                              -----------  -----------
                                                                                              -----------  -----------

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

               RWB/DFA TWO-YEAR CORPORATE FIXED INCOME PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                      YEAR         JUNE 7
                                                     ENDED           TO
                                                    NOV. 30,      NOV. 30,
                                                      1997          1996
                                                    --------     -----------
Net Asset Value, Beginning of Period..............  $  10.24     $     10.00
                                                    --------     -----------
Income from Investment Operations
--------------------------------------------------
  Net Investment Income...........................      0.57            0.26
  Net Gains (Losses) on Securities (Realized and
  Unrealized).....................................     (0.01)           0.11
                                                    --------     -----------
  Total from Investment Operations................      0.56            0.37
                                                    --------     -----------
Less Distributions
--------------------------------------------------
  Net Investment Income...........................     (0.56)          (0.13)
  Net Realized Gains..............................     (0.01)             --
                                                    --------     -----------
  Total Distributions.............................     (0.57)          (0.13)
                                                    --------     -----------
Net Asset Value, End of Period....................  $  10.23     $     10.24
                                                    --------     -----------
                                                    --------     -----------
Total Return......................................      5.79%           3.69%#

Net Assets, End of Period (thousands).............  $153,772     $   122,807
Ratio of Expenses to Average Net Assets (1).......      0.34%(a)        0.31%*(a)
Ratio of Net Investment Income to Average Net
  Assets..........................................      5.83%(a)        5.72%*(a)
Portfolio Turnover Rate...........................       N/A             N/A
Portfolio Turnover Rate of Master Fund Series.....    147.78%          81.97%*

--------------

*  Annualized

#  Non-Annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

(a) Had certain waivers and reimbursements not been in effect, the ratios of expenses to average net assets for the periods ended November 30, 1997 and 1996 would have been 0.35%, and 0.34%, respectively and the ratios of net investment income to average net assets for the periods ended November 30, 1997 and 1996 would have been 5.82% and 5.69%, respectively.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers thirteen portfolios, of which RWB/DFA Two-Year Corporate Fixed Income Portfolio (the "Portfolio") is presented in this report.

    As of the close of business on November 30, 1997, RWB/DFA Two-Year Corporate Fixed Income Portfolio redeemed its entire interest in The DFA Two-Year Corporate Fixed Income Series and received its share of the assets and liabilities of that series. Immediately following this transaction, that series was terminated.

    The financial statements of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Portfolio are valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Portfolio may purchase money market instruments subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. All open repurchase agreements were entered into on November 28, 1997.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the life of the respective securities. Expenses directly attributable to the Portfolio are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provided investment advisory services to the Series. For year ended November 30, 1997, the Portfolio's administrative fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.01 of 1% of average daily net assets.

    In addition, pursuant to a Client Service Agreement with Reinhardt Werba Bowen Advisory Services ("RWBAS"), the Portfolio pays to RWBAS a fee at the effective annual rate of .03% of its average daily net assets. RWBAS waived this fee through December 31, 1996.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENTS:

    At November 30, 1997, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows:

Gross Unrealized Appreciation..............................  $     199
Gross Unrealized Depreciation..............................        (45)
                                                             ---------
Net........................................................  $     154
                                                             ---------
                                                             ---------

E. LINE OF CREDIT:

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1997.

F. COMPONENTS OF NET ASSETS:

    At November 30, 1997, net assets consisted of (amounts in thousands):

Paid-In Capital........................................  $ 150,981
Undistributed Net Investment Income....................      2,205
Undistributed Net Realized Gain........................        432
Unrealized Appreciation of Investment Income...........        154
                                                         ---------
                                                         $ 153,772
                                                         ---------
                                                         ---------

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
DIMENSIONAL INVESTMENT GROUP INC.:

We have audited the accompanying statement of net assets of the Dimensional Investment Group Inc., RWB/DFA Two-Year Corporate Fixed Income Portfolio, as of November 30, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of November 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Dimensional Investment Group Inc., RWB/DFA Two-Year Corporate Fixed Income Portfolio, as of November 30, 1997, and the results of their operations for the year then ended and the changes in their net assets and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998

                        THE DFA INVESTMENT TRUST COMPANY

                               PERFORMANCE CHART

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             DFA TWO-YEAR CORPORATE FIXED INCOME SERIES VS.
             MERRILL LYNCH GOVERNMENTS, U.S. TREASURY, SHORT
                           TERM (1-2.99 YEARS)
                         JULY 1996-NOVEMBER 1997
                            GROWTH OF $10,000
                                                                             DFA TWO-YEAR      MERRILL LYNCH GOVERNMENTS,
                                                                            CORPORATE FIXED       U.S. TREASURY, SHORT
                                                                             INCOME SERIES        TERM (1-2.99 YEARS)

                                                                                     $10,000                       $10,000
Jul-96                                                                               $10,040                       $10,039
                                                                                     $10,090                       $10,073
                                                                                     $10,161                       $10,165
                                                                                     $10,261                       $10,280
                                                                                     $10,325                       $10,359
                                                                                     $10,343                       $10,359
Jan-97                                                                               $10,394                       $10,408
                                                                                     $10,436                       $10,431
                                                                                     $10,440                       $10,427
                                                                                     $10,513                       $10,513
                                                                                     $10,586                       $10,584
                                                                                     $10,646                       $10,657
Jul-97                                                                               $10,730                       $10,775
                                                                                     $10,761                       $10,784
                                                                                     $10,820                       $10,866
                                                                                     $10,884                       $10,947
Nov-97                                                                               $10,926                       $10,973
Annualized Total Return (%)                                                         One Year                From July 1996
                                                                                        5.82                          6.45
The series seeks to maximize expected returns by shifting maturities based on changes in the yield curve. Using current prices, the strategy creates a matrix of expected returns from different buy and sell strategies
and identifies the optimal maturity range for the highest expected returns.
Maturities are shifted if sufficient premiums can be documented.
Investments are made in U.S. government securities and high-quality corporate securities with a maximum maturity of two years.
The series' returns in fiscal 1997 reflected the performance of its strategy.
Past performance is not predictive of future performance.
Merrill Lynch Governments, U.S. Treasury, Short-Term
(1-2.99 Years) courtesy of Merrill Lynch.

                        THE DFA INVESTMENT TRUST COMPANY

                 THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Interest.............................................................................  $   8,483
                                                                                           ---------

EXPENSES
    Investment Advisory Services.........................................................        210
    Accounting & Transfer Agent Fees.....................................................         64
    Custodian's Fee......................................................................         17
    Legal Fees...........................................................................          4
    Audit Fees...........................................................................          3
    Shareholders' Reports................................................................          3
    Trustees' Fees and Expenses..........................................................         --
    Other................................................................................         13
                                                                                           ---------
        Total Expenses...................................................................        314
                                                                                           ---------
    NET INVESTMENT INCOME................................................................      8,169
                                                                                           ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net Realized Gain on Investment Securities...........................................        487
    Change in Unrealized Appreciation (Depreciation) of Investment Securities............       (669)
                                                                                           ---------
    NET LOSS ON INVESTMENT SECURITIES....................................................       (182)
                                                                                           ---------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS.....................................  $   7,987
                                                                                           ---------
                                                                                           ---------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                 THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                      FOR THE YEAR ENDED NOVEMBER 30, 1997

                             (AMOUNTS IN THOUSANDS)

                                                                                                 YEAR        JUNE 7
                                                                                                 ENDED         TO
                                                                                               NOV. 30,     NOV. 30,
                                                                                                 1997         1996
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................................................  $     8,169  $     3,222
    Net Realized Gain on Investment Securities..............................................          487          164
    Change in Unrealized Appreciation (Depreciation) of Investment Securities...............         (669)         823
                                                                                              -----------  -----------
        Net Increase in Net Assets Resulting from Operations................................        7,987        4,209
                                                                                              -----------  -----------
Distributions From:
    Net Investment Income...................................................................       (8,338)      (3,053)
    Net Realized Gains......................................................................         (651)          --
                                                                                              -----------  -----------
        Total Distributions.................................................................       (8,989)      (3,053)
                                                                                              -----------  -----------
Capital Share Transactions (1):
    Shares Issued...........................................................................       41,285      126,154
    Shares Issued in Lieu of Cash Distributions.............................................        3,111        1,641
    Shares Redeemed.........................................................................        9,740       (6,165)
                                                                                              -----------  -----------
        Net Increase From Capital Share Transactions........................................       34,656      121,630
                                                                                              -----------  -----------
Liquidating Distribution....................................................................     (156,440)          --
                                                                                              -----------  -----------
        Total Increase (Decrease)...........................................................     (122,786)     122,786
NET ASSETS
    Beginning of Period.....................................................................      122,786           --
                                                                                              -----------  -----------
    End of Period...........................................................................  $         0  $   122,786
                                                                                              -----------  -----------
                                                                                              -----------  -----------
(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................................................        3,810       12,591
    Shares Issued in Lieu of Cash Distributions.............................................          309          163
    Shares Redeemed.........................................................................         (962)        (607)
    Liquidating Distribution................................................................      (15,304)          --
                                                                                              -----------  -----------
                                                                                                  (12,147)      12,147
                                                                                              -----------  -----------
                                                                                              -----------  -----------

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                 THE DFA TWO-YEAR CORPORATE FIXED INCOME SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                        YEAR           JUNE 7
                                       ENDED             TO
                                      NOV. 30,        NOV. 30,
                                        1997            1996
                                     ----------      ----------

Net Asset Value, Beginning of
  Period...........................  $    10.11      $    10.00
                                     ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............        0.57            0.28
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       (0.04)           0.09
                                     ----------      ----------
  Total from Investment
    Operations.....................        0.53            0.37
                                     ----------      ----------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.59)          (0.26)
  Net Realized Gains...............       (0.05)             --
                                     ----------      ----------
  Total Distributions..............       (0.64)          (0.26)
                                     ----------      ----------
Liquidating Distribution...........      (10.00)             --
                                     ----------      ----------
Net Asset Value, End of Period.....  $     0.00      $    10.11
                                     ----------      ----------
                                     ----------      ----------
Total Return.......................        5.82%           3.76%#

Net Assets, End of Period
  (thousands)......................  $        0      $  122,786
Ratio of Expenses to Average Net
  Assets...........................        0.22%           0.23%*
Ratio of Net Investment Income to
  Average Net Assets...............        5.82%           6.11%*
Portfolio Turnover Rate............      147.78%          81.97%*

--------------

*  Annualized

# Non-Annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers fourteen portfolios. The DFA Two-Year Corporate Fixed Income Series (the "Series") is presented in this report.

    As of the close of business on November 30, 1997, The DFA Two-Year Corporate Fixed Income Series was liquidated and its assets and liabilities were distributed to its shareholders. Accordingly, these financial statements reflect this final distribution.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. FEDERAL INCOME TAXES: It is the Series' intention to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    2. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods determined by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides investment advisory services to the Series. For the year ended November 30, 1997, the Series' advisory fees were computed daily and paid monthly to the Advisor based on an effective annual rate of 0.15 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 1997, the Series made the following purchases and sales of investment securities (amounts in thousands):

                                                                              OTHER
                                                         U.S. GOVERNMENT   INVESTMENT
                                                           SECURITIES      SECURITIES
                                                        -----------------  -----------
Purchases.............................................    $     113,650     $  70,254
Sales.................................................          148,862        62,109

E. LINE OF CREDIT:

    The Trust, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit by the Portfolio during the year ended November 30, 1997.

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
THE DFA INVESTMENT TRUST COMPANY:

We have audited the accompanying statement of operations of The DFA Investment Trust Company, the DFA Two-Year Corporate Fixed Income Series, for the year ended November 30, 1997, and the statements of changes in net assets and financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the results of operations of The DFA Investment Trust Company, the DFA Two-Year Corporate Fixed Income Series, for the year ended November 30, 1997, and the changes in its net assets and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

COOPERS & LYBRAND L.L.P.

2400 Eleven Penn Center
Philadelphia, Pennsylvania
January 16, 1998